Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Mar. 31, 2024	Apr. 02, 2023	Apr. 03, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

2026 Pay-Versus Performance Table ($)
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table for Non-PEO	Average Compensation Actually Paid to Non-PEO NEOs (2)	Total Shareholder Return (3)	Peer Group Total Shareholder Return (3)	Net Income	Income Before Income Taxes (4)
2026	3,607,894	6,187,473	1,156,473	1,951,787	467.34	113.24	81,547,855	109,340,130
2025	3,151,261	5,293,699	1,404,840	2,177,387	667.97	189.80	84,344,717	114,382,480
2024	2,616,013	5,167,694	1,060,229	2,069,412	483.32	173.66	75,363,461	101,145,040
2023	2,223,409	2,242,510	942,164	973,305	275.81	147.13	60,040,662	82,581,581
2022	2,119,465	3,698,401	919,021	1,484,039	283.76	186.02	51,541,678	69,978,754

PEO Total Compensation Amount	$ 3,607,894	$ 3,151,261	$ 2,616,013	$ 2,223,409	$ 2,119,465
PEO Actually Paid Compensation Amount	6,187,473	5,293,699	5,167,694	2,242,510	3,698,401
Non-PEO NEO Average Total Compensation Amount	1,156,473	1,404,840	1,060,229	942,164	919,021
Non-PEO NEO Average Compensation Actually Paid Amount	1,951,787	2,177,387	2,069,412	973,305	1,484,039
Total Shareholder Return Amount	467.34	667.97	483.32	275.81	283.76
Peer Group Total Shareholder Return Amount	113.24	189.80	173.66	147.13	186.02
Net Income (Loss)	$ 81,547,855	$ 84,344,717	$ 75,363,461	$ 60,040,662	$ 51,541,678
Company Selected Measure Amount	109,340,130	114,382,480	101,145,040	82,581,581	69,978,754
PEO | Deduction for amounts reported under "Stock Awards" column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,062,393)
PEO | Increase for fair value of awards granted during the year that remain unvested as of year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,576,000
PEO | Increase for fair value of awards granted during year that vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase (deduction) for change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,037,006
PEO | Increase (deduction) for change in fair value from prior year end to vesting date of awards granted prior to current year that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,260)
PEO | Deduction for fair value of awards granted prior to current year that were forfeited during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase based on dividends or other earnings paid during the year prior to vesting date of award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,226
Non-PEO NEO | Deduction for amounts reported under "Stock Awards" column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(424,206)
Non-PEO NEO | Increase for fair value of awards granted during the year that remain unvested as of year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	529,804
Non-PEO NEO | Increase for fair value of awards granted during year that vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase (deduction) for change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	680,219
Non-PEO NEO | Increase (deduction) for change in fair value from prior year end to vesting date of awards granted prior to current year that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,598)
Non-PEO NEO | Deduction for fair value of awards granted prior to current year that were forfeited during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase based on dividends or other earnings paid during the year prior to vesting date of award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 11,095